Document and Entity Information	6 Months Ended
	Jul. 31, 2012	Sep. 27, 2012
Document and Entity Information
Entity Registrant Name	MATTRESS FIRM HOLDING CORP.
Entity Central Index Key	0001419852
Document Type	S-1
Document Period End Date	Jul. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--01-29
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		33,768,828
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2